Basis of Presentation and Summary of Significant Accounting Policies - Summary of Disaggregation of Revenue (Details) - Sarcos Corp and Subsidiaries - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Summaryof Significant Accounting Policies Details [Line Items]
Total Revenue	$ 1,143	$ 1,708	$ 2,942	$ 3,882	$ 8,813	$ 10,150
Research and Development Services
Summaryof Significant Accounting Policies Details [Line Items]
Total Revenue	1,030	1,402	2,630	3,434	6,811	9,315
Robotic Product
Summaryof Significant Accounting Policies Details [Line Items]
Total Revenue	$ 113	$ 306	$ 312	$ 448	$ 2,002	$ 835